Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2014	2013	2012
Numerator:
Net income available to common shareholders	$84,090	$77,227	$75,205
Denominator:
Basic earnings per common share:
Weighted-average shares	15,394,971	15,412,365	15,407,078
Effect of dilutive securities – restricted stock units and warrants	18,861	—	1,063
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,413,832	15,412,365	15,408,141
Earnings per common share:
Basic earnings per common share	$5.46	$5.01	$4.88
Diluted earnings per common share	$5.46	$5.01	$4.88